SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Total - Financial assets	$ 2,310,998	$ 304,053
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial assets	324,493	321,721
Total - Financial liabilities	10,173,997	7,360,347
Trade receivables [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial assets	71,423	12,604
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial assets	209,867	259,858
Amounts Due From Related Companies [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial assets	43,202	12,296
Amounts Due From Shareholders [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial assets	1	36,963
Amount Due To Associate [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial liabilities	900,000	900,000
Amounts Due To Related Parties [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial liabilities	7,828	203,460
Amounts Due To Directors [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial liabilities		6,785
Other Payables And Accruals [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial liabilities	6,491,477	6,250,102
Convertible Loans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total - Financial liabilities	$ 2,774,692